Consolidated Statements of Financial Position - CLP ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 20, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	$ 235,684,500,000	$ 245,171,924,000	$ 419,456,026,000		$ 245,999,192,000
Other current financial assets	1,310,595,000	40,303,173,000
Other current non-financial assets	34,634,563,000	22,406,088,000
Trade and other current receivables	511,455,330,000	478,170,067,000
Current accounts receivable from related parties	68,182,133,000	54,171,060,000
Inventories	39,672,250,000	56,961,643,000
Current tax assets	127,273,289,000	99,763,817,000
TOTAL CURRENT ASSETS	1,018,212,660,000	996,947,772,000
NON-CURRENT ASSETS
Other non-current financial assets	7,220,620,000	7,269,669,000
Other non-current non-financial assets	38,050,184,000	44,608,012,000
Trade and other non-current receivables	313,574,385,000	60,527,843,000
Non-current accounts receivable from related parties	34,407,142,000
Investments accounted for using the equity method	7,928,588,000	12,873,531,000	16,912,454,000
Intangible assets other than goodwill	132,278,593,000	115,372,393,000	55,170,904,000
Goodwill	917,352,974,000	915,044,725,000	887,257,655,000
Property, plant and equipment	5,360,319,624,000	5,308,647,633,000	3,585,687,137,000
Investment property	6,795,155,000	7,557,356,000	8,356,772,000
Deferred tax assets	21,848,239,000	19,171,230,000
TOTAL NON-CURRENT ASSETS	6,839,775,504,000	6,491,072,392,000
TOTAL ASSETS	7,857,988,164,000	7,488,020,164,000
CURRENT LIABILITIES
Other current financial liabilities	214,656,576,000	410,665,815,000
Trade and other current payables	599,263,208,000	554,286,324,000
Current accounts payable to related parties	159,809,887,000	157,936,325,000
Other current provisions	4,065,965,000	5,588,786,000
Current tax liabilities	17,995,833,000	17,677,920,000
Other current non-financial liabilities	45,508,383,000	71,308,982,000
TOTAL CURRENT LIABILITIES	1,041,299,852,000	1,217,464,152,000
NON-CURRENT LIABILITIES
Other non-current financial liabilities	1,740,169,919,000	1,705,833,503,000
Trade and other non-current payables	56,250,085,000	2,584,180,000
Non-current accounts payable to related parties	784,373,484,000	447,193,802,000
Other long-term provisions	171,860,282,000	105,871,375,000
Deferred tax liabilities	249,284,641,000	278,080,054,000
Non-current provisions for employee benefits	66,163,490,000	56,602,664,000
Other non-current non-financial liabilities	1,302,759,000	226,653,000
TOTAL NON-CURRENT LIABILITIES	3,069,404,660,000	2,596,392,231,000
TOTAL LIABILITIES	4,110,704,512,000	3,813,856,383,000
EQUITY
Allocated capital	3,882,103,470,000	3,954,491,479,000		$ 1,891,727,278,668
Retained earnings	2,008,103,651,000	1,914,797,613,000
Treasury shares		(72,388,009,000)
Other reserves	(2,405,509,135,000)	(2,375,672,564,000)	(997,330,548,000)		(1,035,092,978,000)
Equity attributable to Enel Chile	3,484,697,986,000	3,421,228,519,000
Non-controlling interests	262,585,666,000	252,935,262,000	803,577,647,000
TOTAL EQUITY	3,747,283,652,000	3,674,163,781,000	$ 3,786,961,657,000		$ 3,462,993,642,000
TOTAL LIABILITIES AND EQUITY	$ 7,857,988,164,000	$ 7,488,020,164,000